Investments - Schedule of Amortized Cost and Fair Value of Available-for-sale Investments and Unrealized Gains and Losses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Investments [Line Items]
Amortized Cost		$ 36,069,000
Gross Unrealized Gains		64,000
Gross Unrealized Losses		0
Fair Value	$ 0	36,133,000
Corporate Securities and Commercial Paper
Schedule Of Investments [Line Items]
Amortized Cost		25,291,000
Gross Unrealized Gains		64,000
Gross Unrealized Losses		0
Fair Value		25,355,000
Asset-backed securities
Schedule Of Investments [Line Items]
Amortized Cost		660,000
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Fair Value		660,000
Certificate of deposits
Schedule Of Investments [Line Items]
Amortized Cost		10,118,000
Gross Unrealized Gains		0
Gross Unrealized Losses		0
Fair Value		$ 10,118,000